Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt and Lease Liabilities
Schedule of debt and lease liabilities outstanding

	2025											2024
					Finance		Principal, Net		Effective	Interest		Principal, Net
	U.S. Dollars		Principal		Costs		of Finance Costs		Interest Rate	Payable		of Finance Costs
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	U.S.$	—	Ps.	—	Ps.	—	Ps.	—	—	Ps.	—	Ps.	4,556,950
4.625% Senior Notes due 2026 (1)		207,420		3,736,982		—		3,736,982	5.03%		86,418		4,323,522
8.5% Senior Notes due 2032 (1)		300,000		5,404,950		(31,109)		5,373,841	9.00%		140,378		6,226,262
6.625% Senior Notes due 2040 (1)		600,000		10,809,900		(136,097)		10,673,803	7.05%		326,249		12,379,847
5% Senior Notes due 2045 (1)		790,610		14,244,025		(440,422)		13,803,603	5.39%		102,874		16,045,657
6.125% Senior Notes due 2046 (1)		879,572		15,846,809		(127,888)		15,718,921	6.47%		485,308		18,229,310
5.250% Senior Notes due 2049 (1)		660,928		11,907,609		(308,781)		11,598,828	5.59%		62,515		13,477,395
Total U.S. dollar debt		3,438,530		61,950,275		(1,044,297)		60,905,978			1,203,742		75,238,943

Mexican peso debt:
8.79% Notes due 2027 (2)		—		4,500,000		(5,982)		4,494,018	8.84%		103,283		4,491,175
8.49% Senior Notes due 2037 (1)		—		4,500,000		(14,832)		4,485,168	8.94%		39,266		4,484,450
7.25% Senior Notes due 2043 (1)		—		6,225,690		(61,807)		6,163,883	7.92%		30,091		6,162,407
Bank loans (3)		—		10,000,000		(54,907)		9,945,093	8.76%		48,665		9,928,198
Bank loans (Sky) (4)		—		—		—		—			—		2,650,000
Total Mexican peso debt		—		25,225,690		(137,528)		25,088,162			221,305		27,716,230
Total debt (5)		3,438,530		87,175,965		(1,181,825)		85,994,140			1,425,047		102,955,173
Less: Current portion of long-term debt		207,420		3,736,982		—		3,736,982			1,425,047		4,556,950
Long-term debt, net of current portion	U.S.$	3,231,110	Ps.	83,438,983	Ps.	(1,181,825)	Ps.	82,257,158		Ps.	—	Ps.	98,398,223

										2025		2024
Lease liabilities:
Satellite transponder lease agreement (6)										Ps.	1,062,504	Ps.	1,866,747
Telecommunications network lease agreement (7)											514,269		538,356
Other lease liabilities (8)											3,859,215		2,981,536
Total lease liabilities											5,435,988		5,386,639
Less: Current portion											1,583,871		1,242,957
Lease liabilities, net of current portion										Ps.	3,852,117	Ps.	4,143,682

(1)	The Senior Notes of the Company due between 2026 and 2049, in the aggregate outstanding principal amount of U.S.$3,438.5 million and U.S.$3,658.0 million as of December 31, 2025 and 2024, respectively, and Ps.10,725,690, as of December 31, 2025 and 2024, respectively, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest rate on the Senior Notes due, 2026, 2032, 2037, 2040, 2043, 2045, 2046, and 2049 including additional amounts payable in respect of certain Mexican withholding taxes, is 4.86%, 8.94%, 8.93%, 6.97%, 7.62%, 5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%, 99.431%, 98.319%, 99.733%, 96.534%, 99.677% and 98.588%, respectively, for a yield to maturity of 4.70%, 8.553%, 6.755%, 7.27%, 5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The terms of these Senior Notes contain covenants that limit the ability of the Company and certain restricted subsidiaries to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions. The Senior Notes due 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (Comisión Nacional Bancaria y de Valores or “CNBV”). In March 2025, the Company repaid all of the amounts payable under the remaining 6.625% Senior Notes due 2025 in the aggregate amount of U.S.$226.7 million (Ps.4,036,014), including the principal amount of U.S.$219.4 million (Ps.3,906,655).
(2)	In 2017, the Company issued Notes (“Certificados Bursátiles”) due 2027, through the BMV in the aggregate principal amount of Ps.4,500,000, with interest payable semi-annually at an annual rate of 8.79%. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The terms of the Notes due 2027 contain covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions.
(3)	In April 2024, the Company and two of its subsidiaries executed a credit agreement with a syndicate of banks (the “Credit Agreement”) for a five-year term loan in a principal amount of Ps.10,000,000, and a five-year revolving credit facility for up to an aggregate principal amount in Mexican pesos equivalent to U.S.$500 million. The loans under the Credit Agreement bear interest at a floating rate based on a spread of 125 bps or 150 bps over the 28-day TIIE rate depending on the Group’s leverage ratio. The Credit Agreement requires the maintenance of financial ratios related to indebtedness and interest expense. In April 2024, the Group used the proceeds of the term loan under the Credit Agreement to prepay in full amounts outstanding under a credit agreement entered into by the Company in 2019 with a syndicate of banks in the principal amount of Ps.10,000,000, with an original maturity in June 2024.
(4)	In 2021, Sky entered into long-term credit agreement with a Mexican Bank in the aggregate principal amount of Ps.2,650,000, with interest payable on a monthly basis and maturity in December 2026, which included a Ps.1,325,000 loan with an annual interest rate of 8.215%, and a Ps.1,325,000 loan with an annual interest rate of 28-day TIIE plus 90 basis points. The funds from these loans were used for general corporate purposes, including the prepayment of Sky´s indebtedness. Under the terms of this credit agreement, Sky is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with a restrictive covenant on spin-offs, mergers, and similar transactions. On April 3, 2025, Sky prepaid all of the amounts payable under its long-term credit agreement in the aggregate principal amount of Ps.2,650,000, with an original maturity in December 2026, and entered into a new credit agreement with the same Mexican bank, the same aggregate principal amount, and the same maturity (the “2025 Sky Credit Agreement”), which included a Ps.1,325,000 loan with an annual interest rate of 8.165%, and a Ps.1,325,000 loan with an annual interest rate of one-day funding TIIE plus 109 basis points. Among other covenants, the 2025 Sky Credit Agreement required Sky to maintain certain financial ratios related to indebtedness and interest expense. The Company was a guarantor of Sky’s obligations under the 2025 Sky Credit Agreement. On June 26, 2025, Sky prepaid all of the outstanding amounts payable under the 2025 Sky Credit Agreement in the aggregate principal amount of Ps.2,650,000.
(5)	The principal amount of total debt as of December 31, 2024 is presented net of unamortized finance costs in the aggregate amount of Ps.1,259,017.
(6)	In 2010, Sky entered into a lease agreement with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) by which Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee of U.S.$3.0 million through 2027 for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS-21, which became operational in October 2012. The service term for IS-21 will end at the earlier of (a) the end of 15 years; or (b) the date IS-21 is taken out of service (see Note 12).
(7)	A subsidiary of the Company entered into a lease agreement with GTAC for the right to use a certain capacity of a telecommunications network through 2030 (see Note 20).
(8)	Other lease liabilities have terms that will expire at various dates between 2026 and 2051.

Schedule of outstanding principal amounts of hedged items

	December 31, 2025				December 31, 2024
	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. Dollars		Mexican Pesos		U.S. Dollars		Mexican Pesos
Investment in shares of TelevisaUnivision (net investment hedge)	U.S.$	2,258.7	Ps.	40,694,190	U.S.$	2,071.1	Ps.	43,220,986
Open-Ended Fund (foreign currency fair value hedge)		45.4		817,332		37.6		784,769
Total	U.S.$	2,304.1	Ps.	41,511,522	U.S.$	2,108.7	Ps.	44,005,755

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from Senior Notes Designated as Hedging Instruments	2025		2024
Recognized in:
Comprehensive gain (loss)	Ps.	6,343,981	Ps.	(9,122,973)
Total foreign exchange gain (loss) derived from hedging Senior Notes	Ps.	6,343,981	Ps.	(9,122,973)
Offset against:
Foreign currency translation (loss) gain derived from the hedged net investment in shares of TelevisaUnivision	Ps.	(6,227,452)	Ps.	8,946,557
Foreign exchange (loss) gain derived from the hedged Open-Ended Fund		(116,529)		176,416
Total foreign currency translation and foreign exchange (loss) gain derived from hedged assets	Ps.	(6,343,981)	Ps.	9,122,973

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2025, are as follows:

			Unamortized
	Nominal		Finance Costs
2026	Ps.	3,736,982	Ps.	—
2027		4,500,000		5,982
2029		10,000,000		54,907
2032		5,404,950		31,109
Thereafter		63,534,033		1,089,827
	Ps.	87,175,965	Ps.	1,181,825

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2025, are as follows:

2026	Ps.	2,027,418
2027		1,792,087
2028		1,162,194
2029		721,198
2030		504,197
Thereafter		700,298
		6,907,392
Less: Amount representing interest		(1,471,404)
	Ps.	5,435,988

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow		Non-Cash Changes
							Foreign
	Balance as of						Exchange				Balance as of
	January 1, 2025		Payments		New Leases		Income		Interest		December 31, 2025
Debt	Ps.	104,214,190	Ps.	(6,556,655)	Ps.	—	Ps.	(10,481,570)	Ps.	—	Ps.	87,175,965
Lease liabilities		5,386,639		(1,809,670)		1,750,836		(200,570)		308,753		5,435,988
Total debt and lease liabilities	Ps.	109,600,829	Ps.	(8,366,325)	Ps.	1,750,836	Ps.	(10,682,140)	Ps.	308,753	Ps.	92,611,953

			Cash Flow				Non-Cash Changes
											Foreign
	Balance as of										Exchange				Balance as of
	January 1, 2024		Payments		New Debt		New Leases		Spun-off		Income		Interest		December 31, 2024
Debt	Ps.	89,814,233	Ps.	(10,000,000)	Ps.	10,000,000	Ps.	—	Ps.	—	Ps.	14,399,957	Ps.	—	Ps.	104,214,190
Lease liabilities		7,291,550		(1,567,300)		—		87,890		(1,117,157)		391,372		300,284		5,386,639
Total debt and lease liabilities	Ps.	97,105,783	Ps.	(11,567,300)	Ps.	10,000,000	Ps.	87,890	Ps.	(1,117,157)	Ps.	14,791,329	Ps.	300,284	Ps.	109,600,829